PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Schedule of condensed balance sheets

	As of December 31,
	2021	2022
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	107,768,887	12,375,894
Term deposits-current	95,635,500	208,589,770
Restricted cash	176,141,464	176,204,380
Prepayments and other current assets	8,394,159	12,486,238

Total current assets	387,940,010	409,656,282

Non-current assets
Investment in and amount due from subsidiaries, consolidated VIE and VIE’s subsidiaries	865,698,047	906,298,879
Term deposits—non-current	15,939,250	—
Other non-current assets	—	1,219

Total assets	1,269,577,307	1,315,956,380

Liabilities
Current liabilities
Amount due to subsidiaries, consolidated VIE and VIE’s subsidiaries	4,262,270	4,262,270
Accrued expenses and other current liabilities	760,847	1,596,233

Total current liabilities and total liabilities	5,023,117	5,858,503

Shareholders’ equity:
Class A ordinary shares	89,038	89,428
Class B ordinary shares	10,316	10,316
Additional paid-in capital	1,855,403,759	1,915,825,641
Accumulated other comprehensive loss	(51,121,030)	(16,536,686)
Accumulated deficit	(539,827,893)	(589,290,822)

Total shareholders’ equity	1,264,554,190	1,310,097,877

Total liabilities and shareholders’ equity	1,269,577,307	1,315,956,380

Schedule of condensed statements of results of operations

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Total operating expenses	(7,308,201)	(11,441,931)	(15,414,575)
Share of income (loss) from subsidiaries, consolidated VIE and VIE’s subsidiaries	47,710,647	235,264,719	(39,264,560)
Interest income	5,951,405	1,997,621	5,216,206

Income (loss) before income taxes	46,353,851	225,820,409	(49,462,929)
Income tax expense	—	—	—

Net income (loss)	46,353,851	225,820,409	(49,462,929)

Schedule of condensed statements of cash flows

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	(55,920,062)	25,839,822	(23,565,305)
Net cash provided by (used in) investing activities	34,502,559	16,132,750	(95,940,040)
Net cash provided by financing activities	24,230,446	6,246,384	2,203,086
Effect of foreign currency exchange rate changes on cash, cash equivalents and restricted cash	(16,693,391)	(6,107,381)	21,972,182

Net increase (decrease) in cash, cash equivalents and restricted cash	(13,880,448)	42,111,575	(95,330,077)

Cash, cash equivalents and restricted cash at the beginning of the year	255,679,224	241,798,776	283,910,351

Cash, cash equivalents and restricted cash at the end of the year	241,798,776	283,910,351	188,580,274